Commitments and Contingencies - Contingencies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 03, 2015
Business acquisition, contingent consideration
Cash transfer to Archrock, Inc. at Spin-off	$ 44,720,000	$ 49,176,000	$ 532,578,000
Accrual for outcomes of non-income-based tax audits	2,800,000	3,100,000
EESLP
Business acquisition, contingent consideration
Maximum payments to be received by Archrock's subsidiary				$ 125,800,000.0
Aggregate amount of all reimbursable expenses incurred				$ 150,000,000.0
Remaining principal amount due from PDVSA Gas	21,000,000
Indemnification receivables
Business acquisition, contingent consideration
Indemnification receivables from Archrock	1,500,000	1,700,000
Archrock, Inc.
Business acquisition, contingent consideration
Cash transfer to Archrock, Inc. at Spin-off	$ 19,700,000	$ 49,200,000